Annual Total Returns[BarChart] - PROFUND VP SHORT INTERNATIONAL - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.80%	(20.15%)	(21.01%)	2.80%	(3.78%)	(5.90%)	(20.63%)	15.47%	(17.42%)	(16.94%)